UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21059

            AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)

                                    --------

                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 Harold Schaaff
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-212-201-2500

                       DATE OF FISCAL YEAR END: JANUARY 31

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1.   SCHEDULE OF INVESTMENTS

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
AETOS CAPITAL OPPORTUNITIES FUND, LLC

Quarterly Report (unaudited)
April 30, 2010

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC

                             Schedule of Investments

                                 April 30, 2010
                                   (unaudited)

                                                                                            % OF MEMBERS'
PORTFOLIO FUND NAME                             COST                    VALUE                  CAPITAL
-------------------                        ------------            ------------             -------------
AQR RT Fund, L.P.                          $ 30,000,000            $ 31,393,833                 6.01%
CNH CA Institutional Fund, L.P.              40,000,000              46,800,531                 8.97
Davidson Kempner Partners                    60,543,694              81,716,328                15.66
Farallon Capital Offshore Investors, Inc.    78,172,893              81,579,507                15.63
FFIP, L.P.                                   51,630,000              73,120,848                14.01
GMO Mean Reversion Fund                      40,692,369              33,808,528                 6.48
Ishin Fund, LLC                              35,361,920              42,788,900                 8.20
Oceanwood Global Opportunities Fund L.P.     55,000,000              72,890,968                13.96
Parsec Trading Corp.                         54,555,466              45,497,265                 8.72
Sowood Alpha Fund, L.P.(1)                    3,453,269               1,285,326                 0.24
                                           ------------            ------------                -----
   Total                                   $449,409,611            $510,882,034                97.88%
                                           ============            ============                =====

(1) Portfolio Fund in liquidation.

The aggregate cost of investments for tax purposes was $445,974,361. Net unrealized appreciation on investments for tax purposes was $64,907,673 consisting of $91,855,394 of gross unrealized appreciation and $26,947,721 of gross unrealized depreciation.

Percentages are based on Members' Capital of $521,923,380. The investments in portfolio funds shown above, representing 97.88% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            Aetos Capital Distressed Investment Strategies Fund, LLC

                             Schedule of Investments

                                 April 30, 2010
                                   (unaudited)

                                                                                            % OF MEMBERS'
PORTFOLIO FUND NAME                             COST                    VALUE                  CAPITAL
-------------------                        ------------            ------------             -------------
AG Mortgage Value Partners, L.P.           $ 28,987,029            $ 37,423,096                 8.85%
Anchorage Capital Partners, L.P.             60,000,000              78,917,267                18.66
Aurelius Capital Partners, L.P.              55,500,000              80,664,772                19.07
Davidson Kempner Distressed
   Opportunities Fund LP                     40,000,000              46,107,964                10.90
King Street Capital, L.P.                    51,050,000              78,236,889                18.50
One East Partners, L.P.                       7,149,766               3,653,485                 0.87
Silver Point Capital Fund, L.P.              31,497,676              30,317,424                 7.17
Watershed Capital Partners, L.P.             54,050,000              59,383,341                14.04
                                           ------------            ------------                -----
   Total                                   $328,234,471            $414,704,238                98.06%
                                           ============            ============                =====

The aggregate cost of investments for tax purposes was $353,693,230. Net unrealized appreciation on investments for tax purposes was $61,011,008 consisting of $64,588,933 of gross unrealized appreciation and $3,577,925 of gross unrealized depreciation.

Percentages are based on Members' Capital of $422,898,359. The investments in portfolio funds shown above, representing 98.06% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                  Aetos Capital Long/Short Strategies Fund, LLC

                             Schedule of Investments

                                 April 30, 2010
                                   (unaudited)

                                                                                            % OF MEMBERS'
PORTFOLIO FUND NAME                             COST                    VALUE                  CAPITAL
-------------------                        ------------            ------------             -------------
Bay Pond Partners, L.P.                    $ 18,970,904            $ 52,556,384                 6.55%
Brookside Capital Partners Fund II, LP       65,000,000              68,717,315                 8.56
Cadian Fund LP                               45,000,000              56,011,346                 6.98
Cadmus Capital Partners (QP), L.P.(1)         1,816,984               1,317,814                 0.16
CamCap Energy, L.P.                          40,000,000              45,581,246                 5.68
Conatus Capital Partners LP                  65,500,000              70,373,585                 8.76
Copper River Partners, L.P.(1)                3,618,505               1,290,816                 0.16
Highside Capital Partners, L.P.              31,063,150              39,907,318                 4.97
Icarus Qualified Partners, L.P.              36,000,000              33,169,456                 4.13
Joho Partners, L.P.                          50,000,000              60,468,346                 7.53
Marshall Wace TOPS Fund Limited              65,000,000              65,362,281                 8.14
Millgate Partners II, L.P.                   62,000,000              62,058,258                 7.73
North River Partners, L.P.                   41,783,623              52,485,802                 6.54
Tiger Consumer Partners, L.P.                40,000,000              41,795,484                 5.20
Viking Global Equities, L.P.                 48,460,934              93,410,495                11.63
Woodbourne Daybreak Global Fund L.P.(1)       7,270,805                 867,581                 0.11
                                           ------------            ------------                -----
   Total                                   $621,484,905            $745,373,527                92.83%
                                           ============            ============                =====

(1) Portfolio Fund in liquidation.

The aggregate cost of investments for tax purposes was $682,056,135. Net unrealized appreciation on investments for tax purposes was $63,317,392 consisting of $111,346,239 of gross unrealized appreciation and $48,028,847 of gross unrealized depreciation.

Percentages are based on Members' Capital of $802,944,846. The investments in portfolio funds shown above, representing 92.83% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                      Aetos Capital Opportunities Fund, LLC

                             Schedule of Investments

                                 April 30, 2010
                                   (unaudited)

                                                                                            % OF MEMBERS'
PORTFOLIO FUND NAME                             COST                    VALUE                  CAPITAL
-------------------                        ------------            ------------             -------------
GMO U.S. Tactical Opportunities
   Fund (Onshore), L.P.                    $ 21,500,000            $ 15,149,876                10.65%
Joho Partners, L.P.                          19,000,000              30,855,697                21.69
Samlyn Partners, L.P.                        19,500,000              21,691,334                15.25
Sansar Capital, L.P.                          2,554,147               2,081,177                 1.46
Sansar Capital Holdings, Ltd.                   289,082                 385,156                 0.27
Sheffield Institutional Partners, L.P.          915,748               1,074,379                 0.76
Spindrift Partners, L.P.                     18,000,000              19,726,546                13.87
The Elkhorn Fund, LLC                        20,000,000              23,643,428                16.62
                                           ------------            ------------                -----
   Total                                   $101,758,977            $114,607,593                80.57%
                                           ============            ============                =====

The aggregate cost of investments for tax purposes was $115,518,194. Net unrealized depreciation on investments for tax purposes was $910,601 consisting of $15,754,018 of gross unrealized appreciation and $16,664,619 of gross unrealized depreciation.

Percentages are based on Members' Capital of $142,240,767. The investments in portfolio funds shown above, representing 80.57% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds' investments are measured as of April 30, 2010:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
------------------------------------------------

                                                  Level 1         Level 2         Level 3           Total
                                                ----------     -------------   -------------    -------------
Investments in Portfolio Funds                  $       --     $ 107,991,260   $ 402,890,774    $ 510,882,034
                                                ==========     =============   =============    =============

Aetos Capital Distressed Investment Strategies Fund, LLC
--------------------------------------------------------

                                                  Level 1         Level 2         Level 3           Total
                                                ----------     -------------   -------------    -------------
Investments in Portfolio Funds                  $       --     $          --   $ 414,704,238    $ 414,704,238
                                                ==========     =============   =============    =============

Aetos Capital Long/Short Strategies Fund, LLC
---------------------------------------------

                                                  Level 1         Level 2         Level 3           Total
                                                ----------     -------------   -------------    -------------
Investments in Portfolio Funds                  $       --     $ 215,654,913   $ 529,718,614    $ 745,373,527
                                                ==========     =============   =============    =============

Aetos Capital Opportunities Fund, LLC
-------------------------------------

                                                  Level 1         Level 2         Level 3           Total
                                                ----------     -------------   -------------    -------------
Investments in Portfolio Funds                  $       --     $  38,793,305   $  75,814,288    $ 114,607,593
                                                ==========     =============   =============    =============

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                    Aetos Capital
                                                Aetos Capital         Distressed         Aetos Capital
                                               Multi-Strategy         Investment           Long/Short         Aetos Capital
                                                  Arbitrage           Strategies           Strategies         Opportunities
                                                 Fund, LLC            Fund, LLC            Fund, LLC            Fund, LLC
                                               --------------       -------------        -------------        -------------
Beginning Balance as of 1/31/10                $ 382,299,856        $ 401,585,040        $ 513,443,349        $  76,403,140
Realized gain/(loss)                                      --            3,283,435           (2,756,238)          (1,682,384)
Change in unrealized appreciation                 20,590,918           18,495,675           19,439,373            7,062,482
Net purchase/sales                                        --           (8,659,912)            (407,870)          (5,968,950)
Net transfers in and/or out of Level 3                    --                   --                   --                   --
                                               -------------        -------------        -------------        --------------
Ending Balance as of 4/30/10                   $ 402,890,774        $ 414,704,238        $ 529,718,614        $   75,814,288
                                               =============        =============        =============        ==============

The changes in net unrealized appreciation of investments in Portfolio Funds held by the Funds at April 30, 2010 were as follows:

                                                                    Aetos Capital
                                                Aetos Capital         Distressed         Aetos Capital
                                               Multi-Strategy         Investment           Long/Short         Aetos Capital
                                                  Arbitrage           Strategies           Strategies         Opportunities
                                                 Fund, LLC            Fund, LLC            Fund, LLC            Fund, LLC
                                               --------------       -------------        -------------        -------------
Change in unrealized appreciation              $  20,590,917        $  18,487,283        $  16,723,355        $    5,042,690
                                               =============        =============        =============        ==============

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Aetos Capital Distressed Investment
                                             Strategies Fund, LLC


By (Signature and Title)*                    /s/ Michael F. Klein
                                             -----------------------------------
                                             Michael F. Klein, President

Date: June 16, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Michael F. Klein
                                             -----------------------------------
                                             Michael F. Klein, President

Date: June 16, 2010

By (Signature and Title)*                    /s/ Scott D. Sawyer
                                             -----------------------------------
                                             Scott D. Sawyer, Treasurer

Date: June 16, 2010

* Print the name and title of each signing officer under his or her signature.